9. LONG-TERM PAYABLES	6 Months Ended
Jun. 30, 2014
Notes to Financial Statements
9. LONG-TERM PAYABLES

Long-term payables represent security deposits from customers and amounts due under the mortgage financing arrangement with CITIC Bank.

	June 30,	December 31,
	2014	2013

Security deposits from customers	$11,672	$8,955
Amounts due under mortgage financing arrangement, net of current portion	159	902
Net long-term payables	$11,831	$9,857

Security deposits are required from customers as a condition of leasing a commercial vehicle. The security deposit is returned to the customer after the successful conclusion of the lease. The standard length of our leases is 26 months. At June 30, 2014, future security deposits due to be returned to customers assuming successful conclusions of the related leases are as follows:

	Years Ending December 31,
	2014	2015	2016	Total
Security deposits from customers	$553	$7,892	$3,227	$11,672

Long-term payables from the mortgage financing arrangement consist of the following:

	June 30,	December 31,
	2014	2013
	(unaudited)

Total amounts due under mortgage financing arrangement	$1,697	$2,498
Less: Unrealized interest expense	(78)	(160)
Net amounts due under mortgage financing arrangement	$1,619	$2,338
Amounts due under mortgage financing arrangement, current	(1,460)	(1,436)
Amounts due under mortgage financing arrangement, non-current	$159	$902

Under the mortgage financing arrangement with CITIC Bank, the Company’s customers obtain mortgage financing from CITIC while the Company provides a guarantee. The Company enters into a lease contract directly with the customer and also enters into a contractual obligation to repay the mortgage financing on behalf of the customer. The CITIC mortgage financing has a 24-month term and as a result the Company recognizes a long-term liability for amounts borrowed under the CITIC mortgage financing arrangement.

The loans bore interest at rates in the range of 7.46% to 8.10% as of June 30, 2014, are denominated in RMB and have terms maturing within two years.

At June 30, 2014, future amounts due under long-term payables are as follows:

	Years Ending December 31,
	2014	2015	2016	Total

Long-term payables	$778	$919	$—	$1,697
Less: Unrealized interest expense	(53)	(25)	—	(78)
Total long-term payables	$725	$894	$—	$1,619